Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Shares	Additional Paid-in Capital	Retained Earnings (Deficit)	Statutory Reserves	Accumulated Other Comprehensive Income (Loss)	Total
Beginning balance at Dec. 31, 2016	$ 9,199	$ 7,949,466	$ 2,960,698	$ 382,802	$ (548,943)	$ 10,753,222
Beginning balance, Shares at Dec. 31, 2016	9,199,000
Net income			2,590,931			2,590,931
Statutory reserves			(322,896)	322,896
Issuance of common shares for cash	$ 1,610	7,109,715				7,111,325
Issuance of common shares for cash, Shares	1,610,000
Foreign currency translation adjustment					535,810	535,810
Ending balance at Dec. 31, 2017	$ 10,809	15,059,181	5,228,733	705,698	(13,133)	20,991,288
Ending balance, Shares at Dec. 31, 2017	10,809,000
Net income			7,211,429			7,211,429
Statutory reserves			(1,060,013)	1,060,013
Foreign currency translation adjustment					(1,159,084)	(1,159,084)
Ending balance at Dec. 31, 2018	$ 10,809	15,059,181	11,380,149	1,765,711	(1,172,217)	27,043,633
Ending balance, Shares at Dec. 31, 2018	10,809,000
Net income			4,311,547			4,311,547
Statutory reserves			(501,508)	501,508
Capital increase from retained earnings		11,244,167	(11,244,167)
Foreign currency translation adjustment					(378,069)	(378,069)
Ending balance at Dec. 31, 2019	$ 10,809	$ 26,303,348	$ 3,946,021	$ 2,267,219	$ (1,550,286)	$ 30,977,111
Ending balance, Shares at Dec. 31, 2019	10,809,000